Financial risk management (Details) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Assets:
Cash and cash equivalents		₨ 14,654		$ 172	₨ 7,107
Other investments		53,645			75,422
Trade and other receivables		90,420			80,298
Other assets	[1]	3,952			3,594
Total		163,228			166,590
Liabilities:
Trade and other payables		35,523		417	30,919
Short-term borrowings		38,045		$ 445	12,723
Long-term borrowings		8,721			7,297
Other liabilities and provisions		36,917			30,575
Total		120,492			81,982
Foreign Currency Risk from Non-derivative Financial Instruments [Member]
Assets:
Cash and cash equivalents		4,903			676
Other investments		314			415
Trade and other receivables		64,572			62,121
Other assets		851			272
Total		70,640			63,484
Liabilities:
Trade and other payables		10,720			14,114
Short-term borrowings		10,936			646
Long-term borrowings		2,149			1,466
Other liabilities and provisions		9,412			10,276
Total		33,217			26,502
US Dollars [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		4,098			336
Other investments		210			415
Trade and other receivables		59,076			60,435
Other assets		797			247
Total		64,181			61,433
Liabilities:
Trade and other payables		8,298			10,700
Short-term borrowings		10,898			0
Long-term borrowings		1,851			1,165
Other liabilities and provisions		8,640			9,334
Total		29,687			21,199
Euro [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		390			200
Other investments		104			0
Trade and other receivables		498			246
Other assets		17			5
Total		1,009			451
Liabilities:
Trade and other payables		1,660			2,614
Short-term borrowings		0			646
Long-term borrowings		242			207
Other liabilities and provisions		149			0
Total		2,051			3,467
Russian roubles [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		143			70
Other investments		0			0
Trade and other receivables		2,865			1,161
Other assets		3			3
Total		3,011			1,234
Liabilities:
Trade and other payables		528			468
Short-term borrowings		0			0
Long-term borrowings		18			16
Other liabilities and provisions		111			549
Total		657			1,033
Other Currency [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		272	[2]		70	[3]
Other investments		0	[2]		0	[3]
Trade and other receivables		2,133	[2]		279	[3]
Other assets		34	[2]		17	[3]
Total		2,439	[2]		366	[3]
Liabilities:
Trade and other payables		234	[2]		332	[3]
Short-term borrowings		38	[2]		0	[3]
Long-term borrowings		38	[2]		78	[3]
Other liabilities and provisions		512	[2]		393	[3]
Total		₨ 822	[2]		₨ 803	[3]

[1]	Other assets that are not financial assets (such as receivables from statutory authorities, export benefit receivables, prepaid expenses, advances paid and certain other receivables) of Rs.20,598 and Rs.15,191 as of March 31, 2024 and 2023, respectively, are not included.
[2]	Other primarily consists of Swiss francs, U.K. pounds sterling, Chinese yuans (Renminbi) and Romanian leu.
[3]	Others primarily consists of Romanian new leus, Chinese yuans (Renminbi), U.K. pounds sterling and Japanese yen.